TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Operating and capital loss carryforwards	$ 34,420	$ 25,962
Research and development	8,423	10,260
Employee benefits	1,522	1,286
Intangible assets	353	77
Operating lease liabilities	496	1,178
Stock based compensation expenses	1,733	1,481
Onerous contract	127	0
Prepaid and withholding taxes	6,297	5,702
Other temporary differences	543	563
Deferred tax asset before valuation allowance	53,914	46,509
Valuation allowance	(49,928)	(41,917)
Deferred tax asset net of valuation allowance	3,986	4,592
Deferred tax liability:
Intangible assets	3,284	3,354
Operating lease right-of-use assets	702	1,239
Net deferred tax asset	$ 0	$ 0